Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

During the period from April 1, 2023 to May 14, 2023, pursuant to the Controlled Equity Offering (see note 12) we sold 28,900 ordinary shares for net proceeds of $144,374.

During the period from April 1, 2023 to May 14, 2023, we granted 20,500 stock options with strike prices of $6.23.

During the period from April 1, 2023 to May 14, 2023, 666,667 warrants were exercised pursuant to a cashless exercise option, resulting in the issuance of 248,607 ordinary shares.